Note 16 - Reportable Business Segments	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
16.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Consumer segment and the Commercial segment. Just Energy has aggregated the operating segments into these reportable segments on the basis that the operating segments share economic characteristics. These characteristics include the nature of the product and services sold, the distribution methods, and the type of customer class and regulatory environment.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the interim financial statements.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the
three
months ended
September 30, 2019:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$474,209	$294,231	$-	$768,440
Gross margin	115,995	39,389	-	155,384
Amortization of property, plant and equipment	2,483	33	-	2,516
Amortization of intangible assets	5,301	687	-	5,988
Administrative expenses	9,290	6,527	25,649	41,466
Selling and marketing expenses	34,578	19,701	-	54,279
Other operating expenses	29,483	1,855	-	31,338
Operating profit (loss) for the period	$34,860	$10,586	$(25,649)	$19,797
Finance costs				(28,451)
Change in fair value of derivative instruments and other				65,463
Other income, net				28,825
Recovery of income tax expense				(2,053)
Profit for the period				$83,581
Capital expenditures	$731	$(199)	$-	$532

For the
three
months ended
September 30, 2018:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$504,910	$299,399	$-	$804,309
Gross margin	103,653	45,369	-	149,022
Amortization of property, plant and equipment	820	56	-	876
Amortization of intangible assets	4,474	371	-	4,845
Administrative expenses	8,433	12,450	23,595	44,478
Selling and marketing expenses	31,539	18,888	-	50,427
Restructuring costs	1,319	-	-	1,319
Other operating expenses	18,716	2,922	-	21,638
Operating profit (loss) for the period	$38,352	$10,682	$(23,595)	$25,439
Finance costs				(20,123)
Change in fair value of derivative instruments and other				(62,428)
Other income				2,685
Provision for income tax expense				92
Loss for the period				$(54,335)
Capital expenditures	$19,563	$1,859	$-	$21,422

For the
six
months ended
September 30, 2019:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$884,207	$554,398	$-	$1,438,605
Gross margin	221,971	65,705	-	287,676
Amortization of property, plant and equipment	5,432	71	-	5,503
Amortization of intangible assets	12,221	1,379	-	13,600
Administrative expenses	20,525	12,678	49,066	82,269
Selling and marketing expenses	76,378	39,605	-	115,983
Other operating expenses	53,214	3,290	-	56,504
Operating profit (loss) for the period	$54,201	$8,682	$(49,066)	$13,817
Finance costs				(51,997)
Change in fair value of derivative instruments and other				(176,536)
Other income (expenses)				28,085
Recovery of income tax expense				(241)
Loss for the period from continued operations				(186,390)
Loss from discontinued operations				(14,998)
Loss for the period				$(201,388)
Capital expenditures	$5,651	$551	$-	$6,202

As at September 30, 2019
Total goodwill	$165,989	$159,479	$-	$325,468
Total assets	$1,153,935	$407,935	$-	$1,561,870
Total liabilities	$1,638,806	$228,500	$-	$1,867,306

For the
six
months ended
September 30, 2018:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$939,274	$567,550	$-	$1,506,824
Gross margin	204,460	77,156	-	281,616
Amortization of property, plant and equipment	1,664	101	-	1,765
Amortization of intangible assets	8,202	713	-	8,915
Administrative expenses	15,657	19,133	49,619	84,409
Selling and marketing expenses	58,462	33,930	-	92,392
Other operating expenses	34,950	5,088	-	40,038
Restructuring costs	3,236	-	-	3,236
Operating profit (loss) for the period	$82,289	$18,191	$(49,619)	$50,861
Finance costs				(36,436)
Change in fair value of derivative instruments and other				(130,869)
Other expenses, net				2,672
Recovery of income tax expense				(4,591)
Loss for the period from continued operations				$(118,363)
Profit from discontinued operations				55,490
Loss for the period				(62,873)

Capital expenditures	$19,563	$1,859	$-	$21,422

As at September 30, 2018
Total goodwill	$148,462	$154,522	$-	$302,984
Total assets	$1,222,492	$404,308	$-	$1,626,800
Total liabilities	$1,216,190	$223,600	$-	$1,439,790

Sales from external customers

The revenue is based on the location of the customer.

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30, 2019	Sept. 30, 2018	Sept. 30, 2019	Sept. 30, 2018
Canada	$66,667	$83,440	$142,152	$172,668
United States	701,773	720,869	1,296,453	1,334,156
Total	$768,440	$804,309	$1,438,605	$1,506,824

Non-current assets

Non-current assets by geographic segment consist of property and equipment and intangible assets and are summarized as follows:

	As at Sept. 30, 2019	As at March 31, 2019
Canada	$154,867	$266,775
United States	326,829	223,802
International	-	7,941
Total	$481,696	$498,518